IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
6300 LAMAR AVENUE
P. O. BOX 29217
SHAWNEE MISSION, KANSAS 66201-9217

May 5, 2009

Securities and Exchange Commission
100 F Street NE
Washington DC 20549

Re: Ivy Funds Variable Insurance Portfolios (Registrant)
File Nos. 33-11466 and 811-5017/CIK #810016

Dear Sir or Madam:

Pursuant to Rule 497(c) of the Securities Act of 1933, we are herewith filing through EDGAR five additional forms of Prospectus for the above-referenced Registrant's electronically filed post-effective amendment No. 49 as effective April 30, 2009.

If you have any questions or require additional information, please contact me at 913-236-1923.

Yours truly,

/s/Kristen A. Richards
Kristen A. Richards
Vice President, Assistant Secretary
and Associate General Counsel